Note 22 - Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	December 31, 2017	December 31, 2016	December 31, 2015
Income (loss) available to common shareholders	(€681,345)	€ 3,842,201	(€1,666,658)
Number of shares for the computation of basic EPS	28,961,928	27,823,313	25,021,966
Basic EPS	(€0.02)	€ 0.14	(€0.07)
Effect of dilutive securities	581,915	1,542,270	1,978,758
Number of shares for the computation of diluted EPS	28,961,928	29,365,583	25,021,966
Diluted EPS income (loss)	(€0.02)	€ 0.13	(€ 0.07)